united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	10/31/24

Item 1. Reports to Stockholders.

(a)

Eagle Energy Infrastructure Fund

Class A Shares (EGLAX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eagle Energy Infrastructure Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.eaglemlpfund.com. You can also request this information by contacting us at 1-888-868-9501. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$90	1.65%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$147,531,061
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$572,698
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
92.6%
Utilities
4.1%
Money Market Funds
1.5%
Other Assets in Excess of Liabilities
1.8%

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	1.5%
Utilities	4.1%
Energy	92.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Targa Resources Corporation	11.6%
Energy Transfer, L.P.	11.2%
Plains GP Holdings, L.P., Class A	10.2%
Cheniere Energy, Inc.	9.0%
Western Midstream Partners, L.P.	5.7%
MPLX, L.P.	4.8%
Williams Companies, Inc. (The)	4.8%
EnLink Midstream, LLC	4.8%
ONEOK, Inc.	4.8%
DT Midstream, Inc.	4.8%

Material Fund Changes

Effective June 10 2024,  the Fund’s name changed from "Eagle MLP Strategy Fund" to “Eagle Energy Infrastructure Fund”. Effective on or about July 29, 2024, the Fund's 80% investment policy changed such that, under normal conditions, at least 80% of the Fund's assets (net assets plus borrowings for investment purposes) are invested in energy infrastructure securities.

Eagle Energy Infrastructure Fund

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.eaglemlpfund.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-EGLAX

Eagle Energy Infrastructure Fund

Class C Shares (EGLCX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eagle Energy Infrastructure Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.eaglemlpfund.com. You can also request this information by contacting us at 1-888-868-9501. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$131	2.40%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$147,531,061
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$572,698
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	1.5%
Utilities	4.1%
Energy	92.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Targa Resources Corporation	11.6%
Energy Transfer, L.P.	11.2%
Plains GP Holdings, L.P., Class A	10.2%
Cheniere Energy, Inc.	9.0%
Western Midstream Partners, L.P.	5.7%
MPLX, L.P.	4.8%
Williams Companies, Inc. (The)	4.8%
EnLink Midstream, LLC	4.8%
ONEOK, Inc.	4.8%
DT Midstream, Inc.	4.8%

Material Fund Changes

Effective June 10 2024,  the Fund’s name changed from "Eagle MLP Strategy Fund" to “Eagle Energy Infrastructure Fund”. Effective on or about July 29, 2024, the Fund's 80% investment policy changed such that, under normal conditions, at least 80% of the Fund's assets (net assets plus borrowings for investment purposes) are invested in energy infrastructure securities.

Eagle Energy Infrastructure Fund

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.eaglemlpfund.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-EGLCX

Eagle Energy Infrastructure Fund

Class I Shares (EGLIX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eagle Energy Infrastructure Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.eaglemlpfund.com. You can also request this information by contacting us at 1-888-868-9501. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$77	1.40%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$147,531,061
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$572,698
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	1.5%
Utilities	4.1%
Energy	92.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Targa Resources Corporation	11.6%
Energy Transfer, L.P.	11.2%
Plains GP Holdings, L.P., Class A	10.2%
Cheniere Energy, Inc.	9.0%
Western Midstream Partners, L.P.	5.7%
MPLX, L.P.	4.8%
Williams Companies, Inc. (The)	4.8%
EnLink Midstream, LLC	4.8%
ONEOK, Inc.	4.8%
DT Midstream, Inc.	4.8%

Material Fund Changes

Effective June 10 2024,  the Fund’s name changed from "Eagle MLP Strategy Fund" to “Eagle Energy Infrastructure Fund”. Effective on or about July 29, 2024, the Fund's 80% investment policy changed such that, under normal conditions, at least 80% of the Fund's assets (net assets plus borrowings for investment purposes) are invested in energy infrastructure securities.

Eagle Energy Infrastructure Fund

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.eaglemlpfund.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-EGLIX

Eagle Energy Infrastructure Fund

Class N Shares (EGLNX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eagle Energy Infrastructure Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.eaglemlpfund.com. You can also request this information by contacting us at 1-888-868-9501. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$69	1.26%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$147,531,061
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$572,698
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Mlp & Mlp Related Securities	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	1.5%
Utilities	4.1%
Energy	92.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Targa Resources Corporation	11.6%
Energy Transfer, L.P.	11.2%
Plains GP Holdings, L.P., Class A	10.2%
Cheniere Energy, Inc.	9.0%
Western Midstream Partners, L.P.	5.7%
MPLX, L.P.	4.8%
Williams Companies, Inc. (The)	4.8%
EnLink Midstream, LLC	4.8%
ONEOK, Inc.	4.8%
DT Midstream, Inc.	4.8%

Material Fund Changes

Effective June 10 2024,  the Fund’s name changed from "Eagle MLP Strategy Fund" to “Eagle Energy Infrastructure Fund”. Effective on or about July 29, 2024, the Fund's 80% investment policy changed such that, under normal conditions, at least 80% of the Fund's assets (net assets plus borrowings for investment purposes) are invested in energy infrastructure securities.

Eagle Energy Infrastructure Fund

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.eaglemlpfund.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-EGLNX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

(formerly Eagle MLP Strategy Fund)

Class A Shares: EGLAX

Class C Shares: EGLCX

Class I Shares: EGLIX

Class N Shares: EGLNX

Semi-Annual Financial Statements

October 31, 2024

EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 96.7%
	ELECTRIC UTILITIES - 4.1%
61,000	AES Corporation (The)	$1,005,890
293,404	Hawaiian Electric Industries, Inc.(a)	3,013,259
24,900	NextEra Energy, Inc.	1,973,325
		5,992,474
	GATHERING & PROCESSING - 16.1%
116,000	Antero Midstream Corporation	1,666,920
478,630	EnLink Midstream, LLC	7,102,869
190,200	Hess Midstream, L.P., Class A	6,590,430
221,101	Western Midstream Partners, L.P.	8,342,141
		23,702,360
	LNG INFRASTRUCTURE - 9.0%
69,000	Cheniere Energy, Inc.	13,205,220

	PIPELINE-DIVERSIFIED - 14.1%
1,006,500	Energy Transfer, L.P.	16,587,120
149,000	Enterprise Products Partners, L.P.	4,270,340
		20,857,460
	PIPELINE-NATURAL GAS - 19.2%
78,350	DT Midstream, Inc.	7,063,253
286,000	Kinder Morgan, Inc.	7,009,860
73,200	ONEOK, Inc.	7,091,616
136,000	Williams Companies, Inc. (The)	7,122,320
		28,287,049
	PIPELINE-NGL INFRASTRUCTURE - 19.2%
226,500	Keyera Corporation	6,955,967
101,500	Pembina Pipeline Corporation	4,241,685
102,900	Targa Resources Corporation	17,180,184
		28,377,836
	PIPELINE-PETROLEUM - 10.2%
878,500	Plains GP Holdings, L.P., Class A	15,110,200

	PIPELINES AND TRANSPORTATION - 4.8%
160,813	MPLX, L.P.	7,143,313

	TOTAL MLP & MLP RELATED SECURITIES (Cost $74,361,398)	142,675,912

See accompanying notes to financial statements.

EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
2,176,907	First American Government Obligations Fund, Class X, 4.78% (Cost $2,176,907)(b)	$2,176,907

	TOTAL INVESTMENTS - 98.2% (Cost $76,538,305)	$144,852,819
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	2,678,242
	NET ASSETS - 100.0%	$147,531,061

LLC - Limited Liability Company

L.P. - Limited Partnership

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2024

ASSETS
Investments (cost $76,538,305)	$144,852,819
Receivable for securities sold	2,213,867
Dividends and interest receivable	566,175
Receivable for fund shares sold	1,494,109
Prepaid expenses and other assets	67,502
TOTAL ASSETS	149,194,472

LIABILITIES
Payable for investments purchased	1,422,357
Investment advisory fees payable, net	117,863
Payable for fund shares redeemed	107,275
Payable to related parties	2,010
Distribution (12b-1) fees payable	7,027
Currency payable	96
Accrued expenses and other liabilities	6,783
TOTAL LIABILITIES	1,663,411
NET ASSETS	$147,531,061

Net Assets Consist Of:
Paid in capital	$522,065,226
Accumulated deficit	(374,534,165)
NET ASSETS	$147,531,061

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
October 31, 2024

Net Asset Value Per Share:
Class A Shares:
Net Assets	$9,462,476
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	974,442
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.71
Maximum offering price per share (maximum sales charge of 5.75%)	$10.30

Class C Shares:
Net Assets	$8,720,807
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	900,916
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.68

Class I Shares:
Net Assets	$87,855,809
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,042,537
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.72

Class N Shares:
Net Assets	$41,491,969
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,222,400
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.83

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2024

INVESTMENT INCOME
Dividend income (net, tax withholdings $37,042)	$2,910,764
Interest income	35,080
TOTAL INVESTMENT INCOME	2,945,844

EXPENSES
Investment advisory fees	784,906
Distribution (12b-1) Fees:
Class A	9,426
Class C	40,448
Third party administrative servicing fees	50,607
Administrative services fees	46,102
Registration fees	37,789
Accounting services fees	32,786
Transfer agent fees	28,125
Audit and tax fees	21,191
Printing and postage expenses	19,957
Legal fees	14,173
Trustees fees and expenses	8,670
Compliance officer fees	8,202
Custodian fees	6,249
Insurance expense	1,914
Interest expense	136
Other expenses	4,734
TOTAL EXPENSES	1,115,415
Less: Fees waived by the co-advisers	(212,208)
NET EXPENSES	903,207
NET INVESTMENT INCOME	2,042,637

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss):
Investments	702,905
Foreign currency transactions	(463)
Net realized gain	702,442
Net change in unrealized appreciation on:
Investments	17,288,329
Foreign currency transactions	2,272
Net change in unrealized appreciation	17,290,601

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	17,993,043

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,035,680

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2024	Year Ended
	(Unaudited)	April 30, 2024
FROM OPERATIONS
Net investment income	$2,042,637	$2,715,996
Net realized gain on investments and foreign currency transactions	702,442	9,592,465
Net change in unrealized appreciation on investments and foreign currency transactions	17,290,601	10,584,706
Net increase in net assets resulting from operations	20,035,680	22,893,167

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(158,998)
Class C	—	(151,863)
Class I	—	(1,314,037)
Class N	—	(865,527)
Total distributions paid:
Class A	(185,949)	(202,016)
Class C	(157,368)	(193,105)
Class I	(1,831,109)	(1,703,003)
Class N	(926,244)	(1,143,941)
Net decrease in net assets resulting from distributions to shareholders	(3,100,670)	(5,732,490)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,764,792	1,703,975
Class C	1,068,170	173,994
Class I	29,099,893	7,924,743
Class N	147,683	923,104
Net asset value of shares issued in reinvestment of distributions:
Class A	174,417	336,919
Class C	138,891	303,658
Class I	1,494,120	2,389,156
Class N	226,688	465,231
Payments for shares redeemed:
Class A	(984,388)	(1,899,287)
Class C	(610,219)	(1,446,846)
Class I	(5,817,283)	(11,277,344)
Class N	(349,128)	(4,961,731)
Net increase (decrease) in net assets resulting from shares of beneficial interest	27,353,636	(5,364,428)

TOTAL INCREASE IN NET ASSETS	44,288,646	11,796,249

NET ASSETS
Beginning of Period	103,242,415	91,446,166
End of Period	$147,531,061	$103,242,415

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	April 30, 2024	April 30, 2024
Class A:
Shares Sold	294,918	229,648
Shares Reinvested	18,439	43,797
Shares Redeemed	(108,582)	(246,341)
Net increase in shares of beneficial interest outstanding	204,775	27,104

Class C:
Shares Sold	119,212	21,975
Shares Reinvested	14,772	39,610
Shares Redeemed	(67,158)	(196,002)
Net increase (decrease) in shares of beneficial interest outstanding	66,826	(134,417)

Class I:
Shares Sold	3,150,818	1,041,450
Shares Reinvested	158,026	310,380
Shares Redeemed	(630,778)	(1,486,167)
Net increase (decrease) in shares of beneficial interest outstanding	2,678,066	(134,337)

Class N :
Shares Sold	15,134	122,746
Shares Reinvested	23,756	59,695
Shares Redeemed	(37,650)	(707,604)
Net increase (decrease) in shares of beneficial interest outstanding	1,240	(525,163)

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2024		April 30,		April 30,		April 30,	April 30,	April 30,
Class A	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$8.44		$7.04		$6.64		$4.89	$3.54	$6.48
Activity from investment operations:
Net investment income (1)	0.14		0.20		0.17		0.12	0.10	0.16
Net realized and unrealized gain (loss) on investments	1.34		1.66		0.61		1.94	1.54	(2.62)
Total from investment operations	1.48		1.86		0.78		2.06	1.64	(2.46)
Less distributions from:
Net investment income	(0.21)		(0.26)		(0.19)		(0.17)	(0.24)	(0.15)
Return of capital	—		(0.20)		(0.19)		(0.14)	(0.05)	(0.33)
Total distributions	(0.21)		(0.46)		(0.38)		(0.31)	(0.29)	(0.48)
Net asset value, end of period	$9.71		$8.44		$7.04		$6.64	$4.89	$3.54
Total return (2)	17.62	% (9)	27.20%		12.01%		42.99%	48.78%	(40.06)%
Net assets, at end of period (000s)	$9,462		$6,495		$5,225		$5,480	$5,031	$5,698
Ratio of gross expenses to average net assets (3)(4)(8)	1.94	% (7)	2.06	% (6)	1.98	% (5)	1.97%	2.10%	1.81%
Ratio of net expenses to average net assets (4)(8)	1.65	% (7)	1.66	% (6)	1.65	% (5)	1.65%	1.68%	1.67%
Ratio of net investment income to average net assets (4)(8)	3.01	% (7)	2.66	% (6)	2.43	% (5)	2.01%	2.67%	2.80%
Portfolio Turnover Rate	9	% (9)	41%		46%		26%	82%	69%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30. 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(6)	Includes 0.01% for the year ended April 30. 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(7)	Includes 0.00% for the six months ended October 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2024		April 30,		April 30,		April 30,	April 30,	April 30,
Class C	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$8.41		$7.02		$6.62		$4.88	$3.53	$6.47
Activity from investment operations:
Net investment income (1)	0.10		0.15		0.10		0.07	0.07	0.05
Net realized and unrealized gain (loss) on investments	1.35		1.64		0.63		1.94	1.54	(2.55)
Total from investment operations	1.45		1.79		0.73		2.01	1.61	(2.50)
Less distributions from:
Net investment income	(0.18)		(0.23)		(0.17)		(0.15)	(0.21)	(0.14)
Return of capital	—		(0.17)		(0.16)		(0.12)	(0.05)	(0.30)
Total distributions	(0.18)		(0.40)		(0.33)		(0.27)	(0.26)	(0.44)
Net asset value, end of period	$9.68		$8.41		$7.02		$6.62	$4.88	$3.53
Total return (2)	17.26	% (9)	26.21%		11.23%		41.84%	47.80%	(40.60)%
Net assets, at end of period (000s)	$8,721		$7,018		$6,797		$7,197	$6,484	$5,566
Ratio of gross expenses to average net assets (3)(4)(8)	2.69	% (7)	2.81	% (6)	2.73	% (5)	2.72%	2.84%	2.56%
Ratio of net expenses to average net assets (4)(8)	2.40	% (7)	2.41	% (6)	2.40	% (5)	2.40%	2.43%	2.42%
Ratio of net investment income to average net assets (4)(8)	2.25	% (7)	1.94	% (6)	1.48	% (5)	1.27%	1.65%	0.97%
Portfolio Turnover Rate	9	% (9)	41%		46%		26%	82%	69%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(6)	Includes 0.01% for the year ended April 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(7)	Includes 0.00% for the six months ended October 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2024		April 30,		April 30,		April 30,	April 30,	April 30,
Class I	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$8.44		$7.04		$6.64		$4.89	$3.54	$6.49
Activity from investment operations:
Net investment income (1)	0.15		0.22		0.17		0.13	0.12	0.20
Net realized and unrealized gain (loss) on investments	1.35		1.66		0.63		1.95	1.53	(2.65)
Total from investment operations	1.50		1.88		0.80		2.08	1.65	(2.45)
Less distributions from:
Net investment income	(0.22)		(0.27)		(0.21)		(0.18)	(0.25)	(0.16)
Return of capital	—		(0.21)		(0.19)		(0.15)	(0.05)	(0.34)
Total distributions	(0.22)		(0.48)		(0.40)		(0.33)	(0.30)	(0.50)
Net asset value, end of period	$9.72		$8.44		$7.04		$6.64	$4.89	$3.54
Total return (2)	17.87	% (9)	27.52%		12.30%		43.35%	49.18%	(39.98)%
Net assets, at end of period (000s)	$87,856		$53,724		$45,738		$41,084	$37,561	$46,545
Ratio of gross expenses to average net assets (3)(4)(8)	1.69	% (7)	1.81	% (6)	1.73	% (5)	1.72%	1.86%	1.56%
Ratio of net expenses to average net assets (4)(8)	1.40	% (7)	1.41	% (6)	1.40	% (5)	1.40%	1.43%	1.42%
Ratio of net investment income to average net assets (4)(8)	3.32	% (7)	2.96	% (6)	2.52	% (5)	2.30%	3.04%	3.52%
Portfolio Turnover Rate	9	% (9)	41%		46%		26%	82%	69%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(6)	Includes 0.01% for the year ended April 30, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(7)	Includes 0.00% for the six months ended October 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2024		April 30,		April 30,		April 30,	April 30,	April 30,
Class N	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$8.53		$7.10		$6.68		$4.91	$3.55	$6.50
Activity from investment operations:
Net investment income (1)	0.16		0.24		0.18		0.14	0.13	0.19
Net realized and unrealized gain (loss) on investments	1.36		1.67		0.64		1.96	1.53	(2.64)
Total from investment operations	1.52		1.91		0.82		2.10	1.66	(2.45)
Less distributions from:
Net investment income	(0.22)		(0.27)		(0.21)		(0.18)	(0.25)	(0.16)
Return of capital	—		(0.21)		(0.19)		(0.15)	(0.05)	(0.34)
Total distributions	(0.22)		(0.48)		(0.40)		(0.33)	(0.30)	(0.50)
Net asset value, end of period	$9.83		$8.53		$7.10		$6.68	$4.91	$3.55
Total return (2)	17.91	% (9)	27.71%		12.52%		43.58%	49.31%	(39.91)%
Net assets, at end of period (000s)	$41,492		$36,005		$33,686		$36,853	$31,199	$66,397
Ratio of gross expenses to average net assets (3)(4)(8)	1.69	% (7)	1.81	% (6)	1.73	% (5)	1.72%	1.84%	1.55%
Ratio of net expenses to average net assets (4)(8)	1.26	% (7)	1.27	% (6)	1.26	% (5)	1.26%	1.29%	1.27%
Ratio of net investment income to average net assets (4)(8)	3.37	% (7)	3.11	% (6)	2.63	% (5)	2.39%	3.33%	3.36%
Portfolio Turnover Rate	9	% (9)	41%		46%		26%	82%	69%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the co-advisers not waived a portion of their fees, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the co-advisers.

(4)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests. Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.00% for the year ended April 30. 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(6)	Includes 0.01% for the year ended April 30. 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(7)	Includes 0.00% for the six months ended October 31, 2024 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the advisor.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

See accompanying notes to financial statements.

Eagle Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2024

1.	ORGANIZATION

The Eagle Energy Infrastructure Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return from income and capital appreciation.

The Fund currently offers Class A, Class C, Class I and Class N shares. Class C, Class I and Class N shares are offered at (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, depending on how much you invest, which may be waived by the co-advisers under certain circumstances. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts, and and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies set by the Trust and followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if a co-adviser does not believe that

Eagle Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at NAV.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Exchange Traded Notes – The Fund may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market

Eagle Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Eagle Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2024 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
MLP & MLP Related Securities	$142,675,912	$—	$—	$142,675,912
Short Term Investment	2,176,907	—	—	2,176,907
Total	$144,852,819	$—	$—	$144,852,819

The Fund did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distribution” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Eagle Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective August 1, 2023, the Fund entered into a revolving, uncommitted $160,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 29, 2024. Effective July 29, 2024, the Fund entered into an amended and restated agreement, dated July 29, 2024, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 28, 2025. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the year ended A through October 31, 2024, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $150,000,000.

For the six months ended October 31, 2024, the interest expense was $136 for the Fund. There was no outstanding balance as of October 31, 2024. The average borrowings for the Fund for the period the line was drawn, May 1, 2024 through October 31, 2024, was $342,000 at an average borrowing rate of 7.50%. As of October 31, 2024, the maximum borrowing was $342,000 at a maximum interest rate of 7.50%.

Federal Income Taxes – The Fund intends to comply with the requirements of the Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open tax years 2021 – 2023, or expected to be taken in the Fund’s

Eagle Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $35,173,742 and $10,943,150 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, serve as the Fund’s investment co-advisers (the “Co-Advisers”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Co-Advisers, under the oversight of the Board, direct the daily operations of the Fund and supervise the performance of administrative and professional services provided by others. As compensation for their services and the related expenses borne by the Co-Advisers, the Fund pays the Co-Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. For the six months ended October 31, 2024, the Fund incurred advisory fees of $784,906.

Pursuant to a written contract (the “Waiver Agreement”), the Co-Advisers have agreed, at least until August 31, 2025, to waive a portion of their advisory fee and have agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses such as any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than a Co-Adviser)) do not exceed 1.65% per annum of Class A average daily net assets, 2.40% per annum of Class C average daily net assets, 1.40% per annum of Class I average daily net assets and 1.26% per annum of Class N average daily net assets (the “Expense Limitation”). For the six months ended October 31, 2024, the Co-Advisers waived expenses of $212,208 pursuant to the Waiver Agreement.

Eagle Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

If the Co-Advisers waive any fees or reimburse any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses attributable to Class A, Class C, Class I and Class N shares, respectively, are subsequently less than the Expense Limitation, the Co-Advisers shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation and any expense limitation in effect at the time of recoupment. If the operating expenses attributable to the Class A, Class C, Class I and Class N shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Co-Advisers may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement on 60 days written notice to the Co-Advisers.

The following amounts are subject to recapture by the Co-Advisers by the following dates:

April 30, 2025	April 30, 2026	April 30, 2027
$315,411	$342,018	$417,998

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Co-Advisers. Class I and Class N shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended October 31, 2024, the Fund paid $9,426 and $40,448 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares, for the six months ended October 31, 2024, the Distributor received $24,557 from front-end sales charge of which $3,358 was retained by the Distributor or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Eagle Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the tax years ended October 31, 2023, and October 31, 2022 was as follows:

	Tax Year Ended	Fiscal Year Ended
	October 31, 2023	October 31, 2022
Ordinary Income	$3,242,065	$2,022,344
Long-Term Capital Gain	—	—
Return of Capital	2,490,425	3,076,809
	$5,732,490	$5,099,153

The components of accumulated earnings/(deficit) on a tax basis as of October 31, 2023, adjusted for activity through fiscal year end April 30, 2024, were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$12,927,866	$—	$—	$(429,318,749)	$—	$24,921,708	$(391,469,175)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized losses from security transactions and undistributed net investment income is primarily attributable to tax adjustments for partnerships and the tax deferral of losses on wash sales. The unrealized appreciation in the table above includes unrealized foreign currency losses of $(4,848).

At the Fund’s tax year end of October 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$69,382,017	$365,492,064	$434,874,081	$6,790,738

Eagle Energy Infrastructure Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2024

Permanent book and tax differences, primarily attributable to tax adjustments for distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended April 30, 2024, as follows:

Paid In	Accumulated
Capital	Deficit
$(2,490,425)	$2,490,425

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$102,637,935	$68,350,831	$(26,135,947)	$42,214,884

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of October 31, 2024, National Financial Services held 49.4% of the voting securities of the Fund and may be deemed to control the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Eagle Energy Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited)

October 31, 2024

Princeton Fund Advisors, LLC Adviser to Eagle Energy Infrastructure Fund*

In connection with the regular meeting held on June 26-27, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a investment co- advisory agreement (the “Co-Advisory Agreement”) between Eagle Global Advisors, LLC (“EGA”) and Princeton Fund Advisors, LLC (“PFA”) (each an “Adviser” and together, the “Co-Advisers”), and the Trust, with respect to the Eagle Energy Infrastructure Fund (“Eagle” or the “Fund”). In considering the approval of the Co-Advisory Agreement, the Board received materials specifically relating to the Co-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Co-Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Co- Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Co-Advisory Agreement.

Nature, Extent and Quality of Services.

The Trustees noted that PFA was founded in 2011 and managed over $900 million in assets directly, and approximately $3.4 billion in assets with affiliates. The Trustees noted that PFA both developed their own alternative strategies and partnered with reputable alternative strategy managers. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Fund and acknowledged their extensive experience with hedge fund strategies and other alternative products. The Trustees noted that PFA conducted ongoing due diligence of its sub-adviser and discussed the delegation of responsibilities and fees among PFA and its co-adviser and sub-adviser. They considered the potential impact of the proposed Restructuring on the day-to-day operations of PFA. The Trustees agreed that PFA possessed adequate resources and expertise to support its investment strategies and agreed that they expected PFA to continue providing high quality service to the Fund for the benefit of their respective shareholders.

Performance.

The Trustees noted that the Fund outperformed the Fund’s peer group and category median returns over the prior one-year, three-year, five-year, and since inception periods, performing in the first or second quartile relative to the peer group and category over all time periods. The Trustees further noted that the Fund’s returns were above the benchmark index over all periods presented, except for the 1-year period. The Trustees agreed that the Fund’s performance was satisfactory.

Eagle Energy Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

October 31, 2024

Fees and Expenses.

The Trustees discussed that Eagle was charged an annual advisory fee of 1.25%, which was shared equally between the co-advisers. The Trustees noted that the advisory fee was comparable to the peer group average and median fees. The Trustees further noted that the Fund had a net expense ratio of 1.40%, which was above the peer group average and medians but consistent with several peer funds. The Trustees acknowledged the expense limitation agreement in place with respect to the Fund and the complexity of the Fund’s strategy and agreed that the advisory fee was not unreasonable.

Economies of Scale.

The Trustees considered whether PFA had achieved economies of scale with respect to its relationship with Eagle. The Trustee’s considered PFA’s statements that the Fund’s strategies presented some capacity limitations, which would limit potential growth and revenue to PFA. They discussed the current asset levels of the Fund, and considered the additional responsibilities assumed by PFA as a result of new 1940 Act regulations, and PFA’s assessment of the additional resources expended by PFA to ensure each PFA’s compliance. The Board acknowledged that PFA had waived a portion of its fees with respect to the Fund, providing shareholders with the benefits of a larger fund by reducing overall fees paid by the shareholders. The Trustees concluded that PFA was appropriately providing a reasonable net expense ratio to all shareholders of the Fund.

Profitability.

The Trustees reviewed the profitability analysis provided by PFA in terms of actual dollars and as a percentage of revenue with respect to the Fund. The Trustees noted that PFA had incurred a loss with respect varying degrees of profits with respect to Eagle. The Trustees noted PFA’s assessment of the reasonableness of the profits, citing the business and other risks assumed by PFA in managing publicly offered investments, the quality of services provided, and its internal targets for the business to warrant the use of its capital and the opportunity costs. The Trustees concluded that PFA’s profitability with respect each to the Fund was not excessive.

Conclusion.

Having requested and received such information from PFA and EGA as the Trustees believed to be reasonably necessary to evaluate the terms of the Co-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval the Co-Advisory Agreement between NLFT, PFA and EGA on behalf of Eagle, was in the best interests of the Fund and the Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Eagle Energy Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited)

October 31, 2024

Eagle Global Advisors, LLC Co-Adviser to Eagle Energy Infrastructure Fund*

In connection with the regular meeting held on June 26-27, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a investment co-advisory agreement (the “Co-Advisory Agreement”) between Eagle Global Advisors, LLC (“EGA”) and Princeton Fund Advisors, LLC (“Princeton”) (each an “Adviser” and together, the “Co-Advisers”), and the Trust, with respect to the Eagle Energy Infrastructure Fund (the “Fund”). In considering the re-approval of the Co-Advisory Agreement, the Board received materials specifically relating to the Co-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Co-Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Co- Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Co-Advisory Agreement.

Nature, Extent, and Quality of Services.

The Trustees noted that EGA was founded in 1996 and managed over $2.2 billion in assets and offered personalized investments services to institutions, financial intermediaries, family offices, and high net worth individuals. The Trustees reviewed the background information of the key personnel responsible for servicing the Fund, taking into consideration their education and financial industry experience. The Trustees noted that EGA was responsible for the day-to-day management of Eagle’s strategy, and that EGA sought out investment candidates with a stable business model, limited or no commodity price exposure, and proven management. The Board noted that EGA had the experience and resources to support the labor intensive and detailed investment strategy of the Fund. The Trustees concluded that they expected EGA to continue to provide high quality service to the Fund for the benefit of its shareholders.

Performance.

The Trustees noted that the Fund outperformed the Fund’s peer group and category median returns over the prior one-year, three-year, five-year, and since inception periods, performing in the first or second quartile relative to the peer group and category over all time periods. The Trustees further noted that the Fund’s returns were above the benchmark index over all periods presented, except for the 1-year period. The Trustees agreed that the Fund’s performance was satisfactory.

Fees and Expenses.

The Trustees discussed that Eagle paid an annual advisory fee of 1.25%, which was shared equally among the co-advisers. The Trustees noted that the advisory fee was comparable to the

Eagle Energy Infrastructure Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

October 31, 2024

peer group average and median fees. The Trustees further noted that the Fund had a net expense ratio of 1.40%, which was above the peer group average and medians but consistent with several peer funds. The Trustees acknowledged the expense limitation agreement in place with respect to the Fund and the complexity of the Fund’s strategy and agreed that the fee was not unreasonable.

Economies of Scale.

The Trustees considered whether EGA had achieved economies of scale with respect to its relationship with Eagle. The Trustees considered EGA’s claim that Eagle’s strategy presented capacity restrictions and that it did not anticipate a break point given the Fund’s current assets but would continue to evaluate whether break points should be implemented.

Profitability.

The Board reviewed EGA’s profitability analysis in connection with its relationship with the Fund, considering its profitability in absolute dollars and as a percentage of revenue. The Board noted that EGA achieved a modest profit with respect to its relationship with Eagle. The Trustees concluded that EGA’s relationship with Eagle was not excessively profitable.

Conclusion.

Having requested and received such information from PFA and EGA as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreements and co-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the advisory agreements between NLFT and PFA on behalf of each of Princeton Adaptive and Princeton Premium, the amended advisory agreement on behalf of Deer Park, and the co-advisory agreement between NLFT, PFA and EGA on behalf of the Eagle, was in the best interests of each of the aforementioned Funds and each Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT CO-ADVISERS

Princeton Fund Advisors, LLC

1580 Lincoln Street, Suite 680

Denver, CO 80203

Eagle Global Advisors, LLC

1330 Post Oak Blvd, Suite 3000

Houston, TX 77056

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	01/08/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	01/08/25

By (Signature and Title)
/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	01/08/25